OTHER ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Accounts Receivable [Line Items]
Prepaid expenses		$ 249	$ 0
Tax authorities		9	3
Accounts and Other Receivables, Net, Current	$ 80	$ 258	$ 3